Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	£ (16)	£ (28)	£ (20)
Differences on exchange	2	3	(1)
Interest on unrecognised funded scheme surpluses	(1)	(1)	0
Movement in year	(1)	10	(7)
Unrecognised funded scheme surpluses, ending balance	(16)	(16)	(28)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	(16)	(28)	(20)
Differences on exchange	2	3	(1)
Interest on unrecognised funded scheme surpluses	(1)	(1)	0
Movement in year	(1)	10	(7)
Unrecognised funded scheme surpluses, ending balance	(16)	(16)	(28)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	0	0	0
Differences on exchange	0	0	0
Interest on unrecognised funded scheme surpluses	0	0	0
Movement in year	0	0	0
Unrecognised funded scheme surpluses, ending balance	£ 0	£ 0	£ 0